Acquisition of Connacher Oil and Gas Limited (Tables)	9 Months Ended
Sep. 30, 2026
Acquisition of Connacher Oil and Gas Limited [Abstract]
Schedule of Total Consideration Paid and the Net Assets Acquired

The following table summarizes the total consideration paid and the net assets acquired.

Consideration for the acquisition:
Cash	$1,297,000
Capitalized transaction costs	9,525
Total consideration	1,306,525
Allocation of the purchase price:
Cash	17,456
Accounts receivable	85,851
Inventories	19,748
Prepaid expenses and deposits	1,691
Property, plant and equipment	1,379,344
Accounts payable and accrued liabilities	(55,888)
Risk management contracts	(19,116)
Debt: Infrastructure loan	(45,866)
Debt: Term loan	(62,469)
Decommissioning liabilities	(14,226)
Net assets acquired	$1,306,525